Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative [Line Items]
Effective Portion Reclassified from AOCI	$ 892	$ 591	$ 1,821	$ 953
Interest rate swap agreements [Member]
Derivative [Line Items]
Effective Portion Recognized in AOCI	(5,458)		(14,025)
Effective Portion Reclassified from AOCI	0		0
Ineffective Portion	1,291		(56)
Interest rate swap agreements [Member] | Interest Expense [Member]
Derivative [Line Items]
Effective Portion Recognized in AOCI	(5,458)		(14,025)
Effective Portion Reclassified from AOCI	0		0
Ineffective Portion	$ 1,291		$ (56)